Operating Revenue - Summary of Operating Revenue (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of products and services [line items]
Revenue from telecommunication services	¥ 668,351	¥ 623,422	¥ 584,089
Revenue from sales of products and others	72,163	84,999	84,246
Operating revenue	740,514	708,421	668,335
Voice services [member]
Disclosure of products and services [line items]
Revenue from telecommunication services	156,918	209,949	261,896
Data services [member]
Disclosure of products and services [line items]
Revenue from telecommunication services	493,350	394,937	303,425
Others [member]
Disclosure of products and services [line items]
Revenue from telecommunication services	¥ 18,083	¥ 18,536	¥ 18,768